Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000221188
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Plumb Balanced Fund
C000049545
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Plumb Balanced Fund
C000221189
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Plumb Equity Fund
C000049546
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Plumb Equity Fund
Without Sales Load [Member] | C000221188
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%	11.17%	7.51%	7.73%
Without Sales Load [Member] | C000049545
Average Annual Return [Line Items]
Average Annual Return, Percent	13.98%	10.86%	7.26%		9.54%
Without Sales Load [Member] | C000221189
Average Annual Return [Line Items]
Average Annual Return, Percent	20.02%	10.99%	8.95%	9.28%
Without Sales Load [Member] | C000049546
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%	10.67%	8.71%		12.76%
MSCI EAFE Price (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%	12.09%	8.32%	8.24%
MSCI EAFE Price (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%	12.09%	8.32%		5.34%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	19.96%	17.60%	16.47%	16.45%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	19.96%	17.60%	16.47%		15.30%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Average Annual Return [Line Items]
Average Annual Return, Percent	13.46%	12.35%	10.21%	10.18%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	19.96%	17.60%	16.47%	16.45%
55% S&P500/35% Bloomberg Govt./Credit/10% MSCI EAFE Price
Average Annual Return [Line Items]
Average Annual Return, Percent	13.46%	12.35%	10.21%		9.80%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	19.96%	17.60%	16.47%		15.30%
90% S&P500/10% MSCI EAFE Price
Average Annual Return [Line Items]
Average Annual Return, Percent	19.51%	17.12%	15.67%	15.65%
MSCI EAFE VALUE Price (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%	18.26%	11.52%	10.99%
MSCI EAFE Price (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%	12.09%	8.32%		5.34%
90% S&P500/10% MSCI EAFE Price
Average Annual Return [Line Items]
Average Annual Return, Percent	19.51%	17.12%	15.67%		14.30%